LONG-TERM INVESTMENTS (Narrative) (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
	Nov. 13, 2019 USD ($)	Nov. 13, 2019 CNY (¥)	Jul. 11, 2019 ¥ / shares	Jul. 31, 2015 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 28, 2012	Jul. 31, 2018 CNY (¥)	May 31, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 23, 2019 CNY (¥)	Jul. 22, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Nov. 29, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Share of net profit (loss)									$ (729)	¥ (5,078)	¥ (20,747)	¥ 1,454
Cash distribution from an equity investee									0	¥ 0	11,626	6,227
Equity Method Investments									$ 6,146		¥ 366,204			¥ 42,788
Maximum voting percentage required to pass resolution									50.00%	50.00%
Capital Contributed												10,000
Third Party Subscription Amount Per Share | ¥ / shares											¥ 0.49
Proceeds from Sale of Equity Method Investments									$ 973	¥ 6,779	¥ 212,855	0
RHHPL
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			49.00%
Third Party Subscription Amount Per Share | ¥ / shares			¥ 0.49
Tianjin Jiatai Entity Management limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Business Combination, Consideration Transferred												¥ 106,500
Business Acquisition, Percentage of Voting Interests Acquired												28.77%
Guofu Huimei Investment Management Limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments																			¥ 746,000
MDA Proton [Member]
Schedule of Equity Method Investments [Line Items]
Disposal Group, Including Discontinued Operation, Consideration																		¥ 212,855
Disposal Group, Deferred Gain on Disposal																		¥ 48,019
Proceeds from Sale of Equity Method Investments									973	¥ 6,779
Discontinued Operation Equity Method Investment Retained After Disposal									$ 3,551		31,497			¥ 24,718
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Share of net profit (loss)											¥ 509
Equity Method Investment, Ownership Percentage				14.34%		44.55%			59.51%					59.51%
Business Combination, Consideration Transferred				¥ 30,063	¥ 201,176
PTC GP Management LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Legal Interest Percentage				17.07		45
General Partner of PTC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage						1.00%
MDA Proton [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Legal Interest Percentage									45.41	45.41
Tianjin Jiatai Group [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage																90.00%
Capital Contributed																¥ 27,000
SH MZJH
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage											56.77%						78.34%
Business Combination, Consideration Transferred										¥ 27,000
Capital Contributed																	¥ 34,540
Suzhou Chorus Medical Technologies Co., Ltd. ("Suzhou Chorus') [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage									0.00%		36.00%		36.00%	0.00%
Equity Method Investment, Ownership Description								The consideration was received by the Group in April 2016. The disposal of Suzhou Chorus was completed in 2019.
Global Oncology One, Inc [Member]
Schedule of Equity Method Investments [Line Items]
Business Combination, Consideration Transferred													¥ 4,320
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Share of net profit (loss)										0		¥ 17,697
Equity Method Investment, Ownership Percentage									59.51%		59.51%			59.51%
Allcure Information [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage									9.60%		9.60%		20.00%	9.60%
Wuxi Meizhong Jiahe Cancer Center [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage									0.00%		10.00%			0.00%
Capital Contributed															¥ 82,110
Suzhou Shengshan Huiying Venture Capital Investment LLP. ("Suzhou Shengshan") [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage									5.15%		5.41%			5.15%						5.41%
DTAP [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage									49.00%					49.00%
JKSY [Member] | Suzhou Shengshan [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage												8.13%
Percentage of interest held											4.57%
ZR Guofu [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest withdrawn	77.18%	77.18%
Consideration	$ 60,578	¥ 421,730
Percentage Of Interest In Partnership									73.93%					73.93%
Partners' Capital Account, Contributions										¥ 746,001
ZR Guofu [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Partners' Capital Account, Contributions							¥ 746,000